Activities of Orange Bank - Unrecognized contractual commitments - Assets covered by commitments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Assets pledged as security to lending financial institutions as guarantees for bank loans	€ 838	€ 1,365